Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.0%
Energy - 1.0%
Cameco Corp. (Canada)	523	$64,350
Industrials - 42.6%
ABB Ltd. (Switzerland)	1,084	108,823
Array Technologies, Inc.*	4,388	33,963
Balfour Beatty PLC (United Kingdom)	10,031	111,381
Bloom Energy Corp. Class A*	2,023	573,237
Ceres Power Holdings PLC (United Kingdom)*	21,296	179,377
GE Vernova, Inc.	76	82,343
Hubbell, Inc.	148	75,209
Maire SpA (Italy)	8,910	164,179
Nextpower, Inc. Class A*	3,645	434,229
Plug Power, Inc.*	65,697	205,632
Prysmian SpA (Italy)	1,148	172,394
SPIE SA (France)	1,992	115,259
Strabag SE (Austria)	741	78,184
Sungrow Power Supply Co., Ltd. Class A (China)	4,920	98,931
Vestas Wind Systems A/S (Denmark)	7,246	222,086
Volex PLC (United Kingdom)	7,857	63,828
Total Industrials		2,719,055
Information Technology - 14.2%
Enphase Energy, Inc.*	5,870	193,475
First Solar, Inc.*	1,979	399,540
Infineon Technologies AG (Germany)	1,753	117,540
SolarEdge Technologies, Inc.*	2,165	92,792
Xinyi Solar Holdings Ltd. (China)	277,461	101,314
Total Information Technology		904,661
Utilities - 38.2%
Axia Energia SA (Brazil)	11,400	142,851
China Longyuan Power Group Corp. Ltd. Class H (China)	81,000	68,874
China Yangtze Power Co., Ltd. Class A (China)	85,600	342,217
Chubu Electric Power Co., Inc. (Japan)	3,200	54,994
Clearway Energy, Inc. Class C	6,263	252,775
Constellation Energy Corp.	343	107,359
EDP Renovaveis SA (Spain)*	4,555	75,806
EDP SA (Portugal)	33,901	184,736
Energisa SA (Brazil)	8,400	89,601
Fortum OYJ (Finland)	5,882	148,010
Guangdong Investment Ltd. (China)	68,000	71,017
Iberdrola SA (Spain)	9,618	225,200
NextEra Energy, Inc.	1,326	129,789
Ormat Technologies, Inc.	969	111,338
Orsted AS (Denmark)*(1)	5,604	149,932
Pennon Group PLC (United Kingdom)	12,826	95,904
Solaria Energia y Medio Ambiente SA (Spain)*	3,938	112,357
Southern Co. (The)	801	77,457
Total Utilities		2,440,217
Total Common Stocks
(Cost $4,313,914)		6,128,283

PREFERRED STOCK - 0.6%

Utilities - 0.6%
Axia Energia SA, 0.00% (Brazil)*
(Cost $26,288)	3,022	36,587
Security Description	Shares	Value

TOTAL INVESTMENTS - 96.6%
(Cost $4,340,202)		6,164,870
Other Assets in Excess of Liabilities - 3.4%		215,670
Net Assets - 100.0%		$6,380,540

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $149,932, or 2.3% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,128,283	$—	$—	$6,128,283
Preferred Stock	36,587	—	—	36,587
Total	$6,164,870	$—	$—	$6,164,870